UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: April 30, 2012

Date of reporting period: October 31, 2011

Item 1.	Reports to Stockholders.

Semi-Annual Report October 31, 2011

The Advisors' Inner Circle Fund

CAMBIAR INVESTORS

manager for all seasons

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS OCTOBER 31, 2011

The Funds file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND OCTOBER 31, 2011 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.6%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 3.2%
Honeywell International	800,000	$41,920,000

AGRICULTURE — 5.9%
Archer-Daniels-Midland	1,300,000	37,622,000
Mosaic	700,000	40,992,000

		78,614,000

BUSINESS SERVICES — 2.9%
Western Union	2,200,000	38,434,000

CONSTRUCTION & ENGINEERING — 4.1%
KBR	950,000	26,514,500
Navistar International*	660,000	27,766,200

		54,280,700

CONSUMER STAPLES — 3.1%
CVS Caremark	1,150,000	41,745,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND OCTOBER 31, 2011 (Unaudited)

COMMON STOCK – continued

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 2.0%
NYSE Euronext	1,000,000	$26,570,000

ELECTRICAL EQUIPMENT — 2.0%
Cooper Industries, Cl A	500,000	26,230,000

ELECTRONICS MANUFACTURER — 5.6%
Corning	2,500,000	35,725,000
Flextronics International Ltd.*	5,800,000	38,077,000

		73,802,000

ENERGY EQUIPMENT & SERVICES — 8.2%
Baker Hughes	500,000	28,995,000
Halliburton	1,100,000	41,096,000
National Oilwell Varco	550,000	39,231,500

		109,322,500

FOOD, BEVERAGE & TOBACCO — 2.1%
Unilever	800,000	27,624,000

INDUSTRIAL/MACHINERY — 2.3%
Eaton	670,000	30,029,400

INSURANCE — 7.0%
ACE Ltd.	400,000	28,860,000
MetLife	1,200,000	42,192,000
Willis Group Holdings	600,000	21,786,000

		92,838,000

INVESTMENT MANAGEMENT COMPANIES — 2.1%
Bank of NewYork Mellon	1,300,000	27,664,000

MEDIA — 2.1%
Time Warner	800,000	27,992,000

MEDICAL PRODUCTS & SERVICES — 9.8%
Aetna	1,000,000	39,760,000
Baxter International	475,000	26,115,500
Hospira*	751,000	23,618,950
Medtronic	1,150,000	39,951,000

		129,445,450

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND OCTOBER 31, 2011 (Unaudited)

COMMON STOCK – continued

	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 14.3%
Apache	420,000	$41,844,600
Chevron	285,000	29,939,250
Devon Energy	620,000	40,269,000
Hess	600,000	37,536,000
Royal Dutch Shell ADR, Cl B	560,000	40,208,000

		189,796,850

PHARMACEUTICALS — 3.4%
Abbott Laboratories	480,000	25,857,600
Teva Pharmaceutical Industries ADR	475,000	19,403,750

		45,261,350

RAILROADS — 4.0%
Norfolk Southern	359,000	26,562,410
Union Pacific	260,000	25,888,200

		52,450,610

RETAIL — 4.1%
Target	1,000,000	54,750,000

SEMI-CONDUCTORS & INSTRUMENTS — 4.7%
Applied Materials	2,900,000	35,728,000
ON Semiconductor*	3,600,000	27,252,000

		62,980,000

TELECOMMUNICATION SERVICES — 2.7%
Vodafone Group ADR	1,300,000	36,192,000

TOTAL COMMON STOCK (Cost $1,115,849,691)		1,267,941,860

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND OCTOBER 31, 2011 (Unaudited)

SHORT-TERM INVESTMENT (A) — 0.7%

	Shares	Value
HighMark Diversified Money Market Fund Fiduciary Shares, 0.020% (Cost $9,124,322)	9,124,322	$9,124,322

TOTAL INVESTMENTS — 96.3% (Cost $1,124,974,013)		$1,277,066,182

Percentages are based on Net Assets of $1,325,717,362.
* Non-income producing security.
(A) The rate reported is the 7-day effective yield as of October 31, 2011.
ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

Equity Swaps held by the Fund at October 31, 2011, are as follows:
Company Reference	Counterparty	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Apache	JP Morgan	200,000	$20,998,000	$(1,072,000)
Archer-Daniels-Midland	Goldman Sachs	300,000	9,186,570	(504,570)
Hess	Goldman Sachs	150,000	8,505,720	878,280
Hess	Goldman Sachs	150,000	12,127,075	(2,743,075)

				$(3,441,365)

For details of gross appreciation (depreciation) on Equity Swaps, reference the Statements of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND OCTOBER 31, 2011 (Unaudited)

The following is a summary of inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,267,941,860	$—	$—	$1,267,941,860
Short-Term Investment	9,124,322	—	—	9,124,322

Total Investments in Securities	$1,277,066,182	$—	$—	$1,277,066,182

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps* – Assets	$—	$878,280	$—	$878,280

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps* – Liabilities	$—	$(4,319,645)	$—	$(4,319,645)

*	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the six-month period ended October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2011, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND OCTOBER 31, 2011 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.9%

	Shares	Value

BRAZIL — 2.1%
Banco Santander Brasil ADR	67,800	$616,980

CANADA — 8.0%
Agrium	7,600	625,404
Bombardier	200,000	829,600
Canadian Natural Resources	26,000	919,100

		2,374,104

FRANCE — 2.2%
Technip	482,300	667,208

GERMANY — 12.0%
Adidas	8,600	610,528
Daimler	11,100	564,324
Deutsche Boerse*	10,000	555,558

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND OCTOBER 31, 2011 (Unaudited)

COMMON STOCK – continued

	Shares	Value

GERMANY — continued
Deutsche Post	41,900	$640,658
GEA Group	21,360	590,408
SAP ADR	9,800	591,528

		3,553,004

HONG KONG — 2.0%
Noble Group	482,300	590,346

ITALY — 2.0%
Saipem	13,000	585,530

JAPAN — 16.0%
Asahi Kasei	85,900	510,755
Kao ADR	19,100	497,173
Komatsu	24,100	597,435
Nissan Motor ADR	32,870	612,039
NTT DoCoMo ADR	32,400	576,396
Seven & I Holdings	24,220	648,028
Sony Financial Holdings	36,300	605,434
Tokyo Electron	12,500	666,541

		4,713,801

NETHERLANDS — 10.9%
European Aeronautic Defence and Space	20,000	594,314
Gemalto	11,500	527,266
Heineken	11,920	583,738
Royal Dutch Shell ADR	12,000	861,600
Unilever	19,200	662,976

		3,229,894

SINGAPORE — 2.3%
Singapore Telecommunications ADR	26,400	667,128

SPAIN — 5.0%
Repsol ADR	28,900	871,913
Telefonica ADR	28,000	598,360

		1,470,273

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND OCTOBER 31, 2011 (Unaudited)

COMMON STOCK – continued

	Shares	Value

SWITZERLAND — 12.0%
Julius Baer Group	16,900	$640,119
Lonza Group	9,600	643,709
Roche Holding	5,500	909,636
Swiss Re	12,800	704,479
Syngenta	2,100	645,058

		3,543,001

TAIWAN — 4.0%
AU Optronics ADR	128,900	551,692
Siliconware Precision Industries ADR	121,300	630,760

		1,182,452

UNITED KINGDOM — 13.5%
Aviva	124,100	679,647
Britvic	109,900	584,219
Diageo ADR	8,000	663,040
Marks & Spencer Group	110,800	573,445
Rio Tinto ADR	10,400	562,224
Vodafone Group ADR	32,900	915,936

		3,978,511

UNITED STATES — 1.9%
Schlumberger	7,800	573,066

TOTAL COMMON STOCK (Cost $25,899,458)		27,745,298

PREFERRED STOCK — 2.3%

GERMANY — 2.3%
Porsche Automobil Holding (Cost $711,821)	11,500	675,306

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND OCTOBER 31, 2011 (Unaudited)

SHORT-TERM INVESTMENT (A) — 3.7%

	Shares	Value
Union Bank, N.A. Money Market Fund, 0.020% (Cost $1,083,981)	1,083,981	$1,083,981

TOTAL INVESTMENTS — 99.9% (Cost $27,695,260)		$29,504,585

Percentages are based on Net Assets of $29,537,169.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of October 31, 2011.

ADR — American Depositary Receipt

The following is a summary of inputs used as of October 31, 2011 in valuing the Funds’ investments carried at value:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Brazil	$616,980	$—	$—	$616,980
Canada	2,374,104	—	—	2,374,104
France	—	667,208	—	667,208
Germany	1,155,852	2,397,152	—	3,553,004
Hong Kong	—	590,346	—	590,346
Italy	—	585,530	—	585,530
Japan	1,685,608	3,028,193	—	4,713,801
Netherlands	2,108,314	1,121,580	—	3,229,894
Singapore	667,128	—	—	667,128
Spain	1,470,273	—	—	1,470,273
Switzerland	—	3,543,001	—	3,543,001
Taiwan	1,182,452	—	—	1,182,452
United Kingdom	2,141,200	1,837,311	—	3,978,511
United States	573,066	—	—	573,066

Total Common Stock	13,974,977	13,770,321	—	27,745,298

Preferred Stock	—	675,306	—	675,306
Short-Term Investment	1,083,981	—	—	1,083,981

Total Investments in Securities	$15,058,958	$14,445,627	$—	$29,504,585

†	Represents securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

For the six-month period ended October 31, 2011, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND OCTOBER 31, 2011 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 91.9%

	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 5.7%
AerCap Holdings*	1,181,000	$14,006,660
Curtiss-Wright	469,000	15,373,820
Spirit Aerosystems Holdings, Cl A*	883,000	15,072,810

		44,453,290

APPAREL/TEXTILES — 4.0%
Carter’s*	439,000	16,721,510
Hanesbrands*	555,000	14,635,350

		31,356,860

AUDIO & VIDEO — 2.0%
Harman International Industries	368,000	15,882,880

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND OCTOBER 31, 2011 (Unaudited)

COMMON STOCK – continued

	Shares	Value

BANKS — 5.8%
Cathay General Bancorp	1,121,000	$15,682,790
PrivateBancorp, Cl A	1,233,000	13,439,700
Umpqua Holdings	1,398,000	16,007,100

		45,129,590

BUSINESS SERVICES — 1.3%
Euronet Worldwide*	540,200	10,463,674

CASINOS & GAMING — 2.0%
Bally Technologies*	429,000	15,559,830

CHEMICALS — 1.7%
Solutia*	791,000	12,853,750

COMMUNICATIONS EQUIPMENT — 2.1%
Finisar*	808,000	16,555,920

COMPUTER HARDWARE — 4.1%
Diebold	507,000	16,365,960
NCR*	829,000	15,784,160

		32,150,120

CONSTRUCTION & ENGINEERING — 2.0%
Chicago Bridge & Iron GDR	426,000	15,583,080

ELECTRONICS MANUFACTURER — 2.0%
Jabil Circuit	771,000	15,851,760

ENERGY EQUIPMENT & SERVICES — 9.8%
Atwood Oceanics*	358,000	15,300,920
Key Energy Services*	1,245,000	16,097,850
Lufkin Industries	289,000	17,077,010
Oil States International*	227,000	15,801,470
Superior Energy Services*	429,000	12,063,480

		76,340,730

HEATING & REFRIGERATION EQUIPMENT — 1.9%
Lennox International	457,000	14,710,830

HUMAN RESOURCE & EMPLOYMENT SERVICES — 1.4%
Korn/Ferry International*	705,000	11,258,850

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND OCTOBER 31, 2011 (Unaudited)

COMMON STOCK – continued

	Shares	Value

INSURANCE — 9.5%
Alterra Capital Holdings	706,000	$15,306,080
American Equity Investment Life Holding	1,368,000	14,829,120
Aspen Insurance Holdings Ltd.	587,000	15,549,630
Hanover Insurance Group	376,000	14,348,160
Reinsurance Group of America, Cl A	265,000	13,840,950

		73,873,940

MACHINERY — 3.6%
Crane	340,000	14,997,400
Harsco	563,000	12,977,150

		27,974,550

MEDICAL PRODUCTS & SERVICES — 11.3%
Alere*	509,000	13,264,540
Health Net*	562,000	15,617,980
Integra LifeSciences Holdings*	411,000	13,176,660
LifePoint Hospitals*	409,000	15,811,940
Magellan Health Services*	290,000	14,926,300
PSS World Medical*	667,000	14,840,750

		87,638,170

PHARMACEUTICALS — 1.9%
Par Pharmaceutical*	470,000	14,382,000

RESTAURANTS — 0.4%
Jack in the Box*	143,300	2,949,114

RETAIL — 2.1%
Penske Automotive Group	781,000	15,924,590

SEMI-CONDUCTORS & INSTRUMENTS — 9.2%
Lattice Semiconductor*	1,864,000	11,799,120
Microsemi*	837,000	15,451,020
Novellus Systems*	446,000	15,409,300
PMC - Sierra*	2,042,000	12,946,280
Teradyne*	1,137,000	16,281,840

		71,887,560

SHIPPING — 2.0%
Kirby*	254,000	15,631,160

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND OCTOBER 31, 2011 (Unaudited)

COMMON STOCK – continued

	Shares	Value

TRANSPORTATION EQUIPMENT — 4.1%
GATX	408,000	$15,495,840
Wabtec	241,000	16,190,380

		31,686,220

WASTE MANAGEMENT SERVICES — 2.0%
Darling International*	1,090,000	15,281,800

TOTAL COMMON STOCK (Cost $705,170,585)		715,380,268

SHORT-TERM INVESTMENTS (A) — 6.8%

HighMark Diversified Money Market Fund Fiduciary Shares, 0.020%	31,772,098	31,772,098
HighMark U.S. Government Money Market Fund Fiduciary Shares, 0.004%	21,010,506	21,010,506

TOTAL SHORT-TERM INVESTMENTS (Cost $52,782,604)		52,782,604

TOTAL INVESTMENTS — 98.7% (Cost $757,953,189)		$768,162,872

Percentages are based on Net Assets of $777,893,297.

*	Non-income producing security.

(A) The rate reported is the 7-day effective yield as of October 31, 2011.

Cl — Class

GDR. — Global Depositary Receipt

Ltd. — Limited

As of October 31, 2011, all of the Fund’s investments are Level 1.

For the six-month period ended October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2011, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND OCTOBER 31, 2011 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 78.7%

	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 9.8%
AerCap Holdings*	350,000	$4,151,000
Bombardier, Cl B	2,750,000	11,406,997
European Aeronautic Defence and Space	150,000	4,471,023

		20,029,020

AGRICULTURE — 7.2%
Archer-Daniels-Midland	100,000	2,894,000
Mosaic	200,000	11,712,000

		14,606,000

APPAREL/TEXTILES — 3.5%
Hanesbrands*	275,000	7,251,750

AUDIO & VIDEO — 2.9%
Harman International Industries	135,000	5,826,600

COMPUTER HARDWARE — 2.8%
NCR*	300,000	5,712,000

CONSTRUCTION & ENGINEERING — 3.1%
KBR	225,000	6,279,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND OCTOBER 31, 2011 (Unaudited)

COMMON STOCK – continued

	Shares/Contracts	Value
DIVERSIFIED FINANCIAL SERVICES — 3.9%
NYSE Euronext	300,000	$7,971,000

ELECTRONICS MANUFACTURER — 5.2%
Flextronics International Ltd.*	1,600,005	10,504,033

ENERGY EQUIPMENT & SERVICES — 9.8%
Baker Hughes	150,000	8,698,500
Halliburton	300,000	11,208,000

		19,906,500

OIL, GAS & CONSUMABLE FUELS — 17.6%
Apache	185,000	18,431,550
Devon Energy	185,000	12,015,750
Repsol (A)	175,000	5,345,561

		35,792,861

SEMI-CONDUCTORS & INSTRUMENTS — 10.2%
Applied Materials	700,000	8,624,000
ON Semiconductor*	1,600,000	12,112,000

		20,736,000

TELECOMMUNICATION SERVICES — 2.7%
Vodafone Group ADR	200,000	5,568,000

TOTAL COMMON STOCK (Cost $165,509,092)		160,183,514

PURCHASED OPTIONS — 18.6%
AEROSPACE/DEFENSE EQUIPMENT — 0.6%
European Aeronautic Defence and Space European Call, Expires 03/16/12, Strike Price: $12.00*	1,000	1,336,216

BUSINESS SERVICES — 2.9%
Western Union Call, Expires 01/21/12, Strike Price: $10.00*	8,000	5,920,000

ELECTRONICS MANUFACTURER — 3.2%
Corning Call, Expires 01/21/12, Strike Price: $10.00*	14,000	6,510,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
OCTOBER 31, 2011 (Unaudited)

PURCHASED OPTIONS – continued

	Contracts/Shares	Value
OIL, GAS & CONSUMABLE FUELS — 9.6%
Devon Energy Call, Expires 01/19/13, Strike Price: $40.00*	2,000	$5,400,000
Hess Call, Expires 01/21/12, Strike Price: $40.00*	1,000	2,235,000
Hess Call, Expires 01/19/13, Strike Price: $40.00*	4,000	10,060,000
Repsol European Call, Expires 03/16/12, Strike Price:$15.00*	1,750	1,746,143

		19,441,143

RETAIL — 2.3%
Target Call, Expires 01/19/13, Strike Price $40.00*	3,000	4,680,000

TOTAL PURCHASED OPTIONS (Cost $44,981,212)		37,887,359

SHORT-TERM INVESTMENT (A) — 5.7%
Union Bank, N.A. Money Market Fund, 0.020% (Cost $11,560,254)	11,560,254	11,560,254

TOTAL INVESTMENTS — 103.0% (Cost $222,050,558)		$209,631,127

Percentages are based on Net Assets of $203,506,364.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of October 31, 2011.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

Ltd. — Limited

SPDR — Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
OCTOBER 31, 2011 (Unaudited)

Equity Swaps held by the Fund at October 31, 2011, are as follows:

Company Reference	Counterparty	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Archer-Daniels-Midland	Goldman Sachs	300,000	$9,424,881	$(742,881)
Devon Energy	Goldman Sachs	50,000	3,122,168	122,832
Devon Energy	Goldman Sachs	150,000	11,323,986	(1,578,986)
iShares MSCI EAFE Index ETF	Goldman Sachs	(150,000)	(9,002,865)	1,147,365
Halliburton	JP Morgan	200,000	7,826,000	(354,000)
Mosaic	Goldman Sachs	100,000	5,523,540	332,460
Porsche Preferred	Goldman Sachs	100,000	5,343,950	567,899
Porsche Preferred	Goldman Sachs	100,000	6,323,530	(411,681)
Royal DutchShell ADR	Goldman Sachs	200,000	12,922,459	1,437,541
SPDR S&P Retail ETF	Goldman Sachs	(200,000)	(9,469,435)	(1,042,565)
SPDR Trust Series 1 ETF	Goldman Sachs	(150,000)	(18,133,850)	(683,650)
Target	Goldman Sachs	200,000	9,893,900	1,056,100
United States Brent Oil ETF.	Goldman Sachs	(300,000)	(21,376,953)	(1,123,047)
Volkswagen Preferred	Goldman Sachs	(50,000)	(7,898,475)	(944,540)
Volkswagen Preferred	Goldman Sachs	(50,000)	(9,317,335)	474,319

				$(1,742,834)

For details of gross appreciation (depreciation) on Equity Swaps, reference the Statements of Assets and Liabilities.

The following is a summary of inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$160,183,514	$—	$—	$160,183,514
Purchased Options	37,887,359	—	—	37,887,359
Short-Term Investment	11,560,254	—	—	11,560,254

Total Investments in Securities	$209,631,127	$—	$—	$209,631,127

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps* – Assets	$—	$5,138,516	$—	$5,138,516

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
OCTOBER 31, 2011 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps* – Liabilities	$—	$(6,881,350)	$—	$(6,881,350)

*	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the six-month period ended October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2011, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID 30 FUND OCTOBER 31, 2011 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.2%

	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 4.0%
Spirit Aerosystems Holdings, Cl A*	3,220	$54,965

AGRICULTURE — 3.1%
Corn Products International	880	42,680

AUDIO & VIDEO — 2.9%
Harman International Industries	900	38,844

BANKS — 3.2%
Umpqua Holdings	3,820	43,739

CASINOS & GAMING — 3.2%
Bally Technologies*	1,200	43,524

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID 30 FUND OCTOBER 31, 2011 (Unaudited)

COMMON STOCK – continued

	Shares	Value

CHEMICALS — 8.6%
Celanese, Cl A	920	$40,066
CF Industries Holdings	230	37,322
Scotts Miracle-Gro, Cl A	830	40,263

		117,651

COMPUTER HARDWARE — 2.9%
NCR*	2,100	39,984

CONSTRUCTION & ENGINEERING — 5.9%
KBR	1,460	40,748
Navistar International*	940	39,546

		80,294

CONSUMER PRODUCTS — 2.4%
Whirlpool	650	33,026

ELECTRONICS MANUFACTURER — 3.1%
Flextronics International Ltd.*	6,520	42,804

ENERGY EQUIPMENT & SERVICES — 7.2%
Complete Production Services*	1,680	55,104
Key Energy Services*	3,400	43,962

		99,066

HUMAN RESOURCE & EMPLOYMENT SERVICES — 3.1%
Korn/Ferry International*	2,650	42,321

INSURANCE — 9.8%
Alterra Capital Holdings	1,800	39,024
Axis Capital Holdings	1,300	40,755
Reinsurance Group of America, Cl A	1,050	54,842

		134,621

MACHINERY — 6.8%
Crane	1,200	52,932
SPX	730	39,865

		92,797

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID 30 FUND OCTOBER 31, 2011 (Unaudited)

COMMON STOCK – continued

	Shares	Value

MEDICAL PRODUCTS & SERVICES — 5.9%
ResMed*	1,420	$40,186
Universal Health Services, Cl B	1,000	39,970

		80,156

PETROLEUM & FUEL PRODUCTS — 3.9%
Whiting Petroleum*	1,160	53,998

PHARMACEUTICALS — 3.6%
Endo Pharmaceuticals Holdings*	1,540	49,757

RETAIL — 5.7%
American Eagle Outfitters	3,000	39,390
Guess?	1,150	37,939

		77,329

SEMI-CONDUCTORS & INSTRUMENTS — 5.9%
KLA-Tencor	890	41,910
ON Semiconductor*	5,180	39,213

		81,123

SHIPPING — 3.0%
Kirby*	670	41,232

TOTAL COMMON STOCK (Cost $1,401,392)		1,289,911

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID 30 FUND
OCTOBER 31, 2011 (Unaudited)

SHORT-TERM INVESTMENTS (A) — 5.4%

	Shares	Value
HighMark Diversified Money Market Fund Fiduciary Shares, 0.020%	56,539	$56,539
HighMark U.S. Government Money Market Fund Fiduciary Shares, 0.004%	17,359	17,359

TOTAL SHORT-TERM INVESTMENTS (Cost $73,898)		73,898

TOTAL INVESTMENTS — 99.6% (Cost $1,475,290)		$1,363,809

Percentages are based on Net Assets of $1,369,818.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of October 31, 2011.

Cl — Class

Ltd. — Limited

As of October 31, 2011, all of the Fund’s investments are Level 1.

For the period ended October 31, 2011 there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2011, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS OCTOBER 31, 2011 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Opportunity Fund	International Equity Fund
Assets:
Cost of securities	$1,124,974,013	$27,695,260

Investments in securities at value	$1,277,066,182	$29,504,585
Cash held as collateral for equity swaps (Note 2)	29,270,000	—
Foreign Cash (Cost $— and $3,834, respectively)	—	3,834
Receivable for investment securities sold	24,330,280	—
Receivable for settlement of equity swaps	4,514,000	—
Receivable for capital shares sold	4,430,977	5,457
Unrealized gain on equity swaps	878,280	—
Dividends receivable	606,371	56,298
Receivable for open equity swaps	212,006	—
Receivable for dividend tax reclaim	28,000	24,338
Prepaid expenses	20,623	11,768

Total Assets	1,341,356,719	29,606,280

Liabilities:
Payable for investment securities purchased	7,586,294	—
Unrealized loss on equity swaps	4,319,645	—
Payable for capital shares redeemed	2,091,728	2
Investment Adviser fees payable	876,377	17,478
Shareholder servicing fees payable	243,277	23,293
Payable for settlement of equity swaps	138,838	—
Payable for closed equity swaps	118,026	—
Payable due to administrator	60,086	1,365
Chief Compliance Officer fees payable	4,661	112
Payable due to trustees	1,197	36
Accrued expenses	199,228	26,825

Total Liabilities	15,639,357	69,111

Net Assets	$1,325,717,362	$29,537,169

Net Assets:
Paid-in Capital	$1,530,671,969	$33,225,259
Undistributed net investment income	11,136,579	539,501
Accumulated net realized loss on investments	(364,741,990)	(6,037,688)
Net unrealized appreciation on investments	152,092,169	1,809,325
Net unrealized depreciation on equity swaps	(3,441,365)	—
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	772

Net Assets	$1,325,717,362	$29,537,169

Investor Class Shares:
Net Assets	$972,916,490	$29,537,169
Total shares outstanding at end of period	56,614,733	1,615,547
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$17.18	$18.28
Institutional Class Shares:
Net Assets	$352,800,872	N/A
Total shares outstanding at end of period	20,490,124	N/A
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$17.22	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2011 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	Aggressive Value Fund
Assets:
Cost of securities	$757,953,189	$222,050,558

Investments in securities at value	$768,162,872	$209,631,127
Foreign Cash (Cost $— and $52,723, respectively)	—	52,723
Receivable for investment securities sold	15,838,527	505,773
Unrealized gain on equity swaps	—	5,138,516
Receivable for settlement of equity swaps	—	972,400
Receivable for open equity swaps	—	789,092
Receivable for capital shares sold	10,417,092	2,373,201
Dividends receivable	141,284	38,032
Prepaid expenses	32,674	19,675

Total Assets	794,592,449	219,520,539

Liabilities:
Payable for investment securities purchased	14,076,588	7,771,542
Payable for capital shares redeemed	1,817,114	359,732
Investment Adviser fees payable	550,427	144,124
Shareholder servicing fees payable	118,230	36,199
Payable due to administrator	33,801	9,192
Chief Compliance Officer fees payable	2,555	1,055
Payable due to trustees	911	336
Unrealized loss on equity swaps	—	6,881,350
Payable for settlement of equity swaps	—	516,557
Payable for closed equity swaps	—	245,282
Accrued expenses	99,526	48,806

Total Liabilities	16,699,152	16,014,175

Net Assets	$777,893,297	$203,506,364

Net Assets:
Paid-in Capital	$770,930,560	$288,044,225
Undistributed net investment loss	(1,764,459)	(261,511)
Accumulated net realized loss on investments	(1,482,487)	(70,114,085)
Net unrealized appreciation (depreciation) on investments	10,209,683	(12,419,431)
Net unrealized depreciation on equity swaps	—	(1,742,834)

Net Assets	$777,893,297	$203,506,364

Investor Class Shares:
Net Assets	$626,367,526	$203,506,364
Total shares outstanding at end of period	36,428,220	18,361,042
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$17.19	$11.08
Institutional Class Shares:
Net Assets	$151,525,771	N/A
Total shares outstanding at end of period	8,756,441	N/A
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$17.30	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2011 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

SMID 30 Fund*
Assets:
Cost of securities	$1,475,290

Investments in securities at value	$1,363,809
Receivable due from Investment Adviser	8,871
Dividends receivable	124
Deferred offering cost (Note 2)	16,631
Prepaid expenses	1,405

Total Assets	1,390,840

Liabilities:
Payable for investment securities purchased	1,684
Shareholder servicing fees payable	1,141
Payable due to administrator	60
Payable due to trustees	10
Chief Compliance Officer fees payable	6
Accrued expenses	18,121

Total Liabilities	21,022

Net Assets	$1,369,818

Net Assets:
Paid-in Capital	$1,621,950
Undistributed net investment loss	(3,002)
Accumulated net realized loss on investments	(137,649)
Net unrealized depreciation on investments	(111,481)

Net Assets	$1,369,818

Investor Class Shares:
Net Assets	$1,369,818
Total shares outstanding at end of period	162,858
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$8.41

* Commenced operations on May 31, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2011 (Unaudited)

STATEMENTS OF OPERATIONS

	Opportunity Fund	International Equity Fund
Investment Income
Dividends	$12,104,140	$509,046
Less: Foreign Taxes Withheld	(115,600)	(43,914)

Total Investment Income	11,988,540	465,132

Expenses
Investment Advisory Fees	6,687,620	167,840
Shareholder Servicing Fees – Investor Class	1,352,073	31,970
Administration Fees	394,465	8,820
Trustees’ Fees	12,143	282
Chief Compliance Officer Fees	5,928	140
Transfer Agent Fees	230,844	15,768
Printing Fees	86,870	2,082
Registration & Filing Fees	41,390	10,195
Custodian Fees	34,453	8,273
Legal Fees	25,150	586
Audit Fees	10,506	10,298
Other Expenses	23,767	4,160

Total Expenses	8,905,209	260,414

Less:
Investment Advisory Fees Waiver	(759,302)	(52,611)
Fess Paid Indirectly (Note 3)	(651)	(11)

Net Expenses	8,145,256	207,792

Net Investment Income	3,843,284	257,340

Net Realized Loss on Investments	(39,283,559)	(186,879)
Net Realized Loss on Equity Swaps	(21,228,981)	—
Net Realized Loss on Foreign Currency Transactions	—	(15,450)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(187,978,577)	(5,654,803)
Net Change in Unrealized Appreciation (Depreciation) on Equity Swaps	(5,015,966)	—
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	854

Net Loss on Investments, Equity Swaps and Foreign Currency Transactions	(253,507,083)	(5,856,278)

Net Decrease in Net Assets from Operations	$(249,663,799)	$(5,598,938)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED
OCTOBER 31, 2011 (Unaudited)

STATEMENTS OF OPERATIONS

	Small Cap Fund	Aggressive Value Fund
Investment Income
Dividends	$2,591,702	$1,868,586
Less: Foreign Taxes Withheld	(6,030)	(210,577)

Total Investment Income	2,585,672	1,658,009

Expenses
Investment Advisory Fees	3,773,103	1,479,981
Shareholder Servicing Fees – Investor Class	576,962	369,994
Administration Fees	198,517	81,443
Trustees’ Fees	5,720	2,612
Chief Compliance Officer Fees	3,136	1,279
Transfer Agent Fees	92,587	46,044
Registration & Filing Fees	52,875	36,964
Printing Fees	47,265	19,214
Custodian Fees	14,878	11,146
Legal Fees	12,274	5,432
Audit Fees	10,380	10,338
Other Expenses	6,125	3,227

Total Expenses	4,793,822	2,067,674

Less:
Investment Advisory Fees Waiver	(443,430)	(69,465)
Fess Paid Indirectly (Note 3)	(261)	(158)

Net Expenses	4,350,131	1,998,051

Net Investment Loss	(1,764,459)	(340,042)

Net Realized Loss on Investments	(25,791,304)	(57,675,780)
Net Realized Loss on Equity Swaps		(11,987,427)
Net Realized Loss on Foreign Currency Transactions	—	(269,798)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(71,379,554)	(37,351,496)
Net Change in Unrealized Appreciation (Depreciation) on Equity Swaps	—	(7,368,516)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities
Denominated in Foreign Currencies	—	49,817

Net Loss on Investments, Equity Swaps and Foreign Currency Transactions	(97,170,858)	(114,603,200)

Net Decrease in Net Assets from Operations	$(98,935,317)	$(114,943,242)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE PERIOD ENDED
OCTOBER 31, 2011 (Unaudited)

STATEMENTS OF OPERATIONS

SMID 30 Fund*
Investment Income
Dividends	$4,304

Total Investment Income	4,304

Expenses
Investment Advisory Fees	5,682
Shareholder Servicing Fees – Investor Class	1,353
Administration Fees	300
Trustees’ Fees	11
Chief Compliance Officer Fees	8
Offering Costs	25,989
Transfer Agent Fees	11,501
Audit Fees	9,906
Custodian Fees	2,230
Printing Fees	412
Registration & Filing Fees	258
Legal Fees	182
Other Expenses	723

Total Expenses	58,555

Less:
Reimbursement of Other Operating Expenses	(45,567)
Investment Advisory Fees Waiver	(5,682)

Net Expenses	7,306

Net Investment Loss	(3,002)

Net Realized Loss on Investments	(137,649)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(111,481)

Net Loss on Investments	(249,130)

Net Decrease in Net Assets from Operations	$(252,132)

* Commenced operations on May 31, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations:
Net Investment Income	$3,843,284	$5,059,047
Net Realized Gain (Loss) on Investments	(39,283,559)	109,492,613
Net Realized Gain (Loss) on Equity Swaps	(21,228,981)	53,661,144
Net Realized Gain on Foreign Currency Transactions	—	301,327
Net Change in Unrealized Appreciation (Depreciation) on Investments and Equity Swaps	(192,994,543)	100,121,007

Net Increase (Decrease) in Net Assets Resulting from Operations	(249,663,799)	268,635,138

Dividends:
Net Investment Income:
Investor Shares	—	(7,700,865)
Institutional Shares	—	(3,648,450)

Total Dividends	—	(11,349,315)

Capital Share Transactions:
Investor Shares
Issued	239,168,103	581,877,234
Reinvestment of Dividends	—	7,101,154
Redeemed	(354,248,175)	(312,748,901)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(115,080,072)	276,229,487

Institutional Shares
Issued	93,753,257	80,281,574
Reinvestment of Dividends	—	3,535,356
Redeemed	(60,816,653)	(104,132,546)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	32,936,604	(20,315,616)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(82,143,468)	255,913,871

Total Increase (Decrease) in Net Assets	(331,807,267)	513,199,694
Net Assets:
Beginning of period	1,657,524,629	1,144,324,935

End of period (including undistributed net investment income of $11,136,579 and $7,293,295, respectively)	$1,325,717,362	$1,657,524,629

Share Transactions:
Investor Shares
Issued	13,360,793	31,343,544
Reinvestment of Dividends	—	386,984
Redeemed	(19,500,166)	(18,727,038)

Total Increase (Decrease) in Investor Class Shares	(6,139,373)	13,003,490

Institutional Shares
Issued	5,301,819	4,395,358
Reinvestment of Dividends	—	192,662
Redeemed	(3,360,114)	(6,448,254)

Total Increase (Decrease) in Institutional Class Shares	1,941,705	(1,860,234)

Net Increase (Decrease) in Shares Outstanding	(4,197,668)	11,143,256

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations:
Net Investment Income	$257,340	$320,817
Net Realized Gain (Loss) on Investments	(186,879)	2,625,642
Net Realized Loss on Equity Swaps	—	(20)
Net Realized Loss on Foreign Currency Transactions	(15,450)	(12,914)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(5,654,803)	4,381,938
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	854	(11,712)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,598,938)	7,303,751

Dividends:
Net Investment Income	—	(327,643)

Total Dividends	—	(327,643)

Capital Share Transactions:
Issued	1,495,611	10,241,330
Reinvestment of Dividends	—	327,533
Redemption Fees — Note 2	955	37,662
Redeemed	(4,716,048)	(4,743,767)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,219,482)	5,862,758

Total Increase (Decrease) in Net Assets	(8,818,420)	12,838,866

Net Assets:
Beginning of period	38,355,589	25,516,723

End of period (including undistributed net investment income of $539,501 and $282,161, respectively)	$29,537,169	$38,355,589

Share Transactions:
Issued	74,145	548,154
Reinvestment of Dividends	—	17,095
Redeemed	(231,879)	(264,937)

Net Increase (Decrease) in Shares Outstanding	(157,734)	300,312

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations:
Net Investment Loss	$(1,764,459)	$(1,242,862)
Net Realized Gain (Loss) on Investments	(25,791,304)	37,151,295
Net Change in Unrealized Appreciation (Depreciation) on Investments	(71,379,554)	64,378,623

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,935,317)	100,287,056

Capital Share Transactions:
Investor Shares
Issued	271,416,783	463,669,454
Redemption Fees — Note 2	83,271	90,201
Redeemed	(126,066,842)	(102,940,722)

Net Increase in Net Assets from Investor Class Share Transactions	145,433,212	360,818,933

Institutional Shares
Issued	56,733,703	123,867,932
Redemption Fees — Note 2	53,422	6,581
Redeemed	(32,741,608)	(8,402,942)

Net Increase in Net Assets from Institutional Class Share Transactions	24,045,517	115,471,571

Net Increase in Net Assets from Capital Share Transactions	169,478,729	476,290,504

Total Increase in Net Assets	70,543,412	576,577,560

Net Assets:
Beginning of period	707,349,885	130,772,325

End of period (including accumulated net investment loss of ($1,764,459) and $—, respectively)	$777,893,297	$707,349,885

Share Transactions:
Investor Shares
Issued	15,797,083	26,981,650
Redeemed	(7,707,365)	(6,786,765)

Total Increase in Investor Class Shares	8,089,718	20,194,885

Institutional Shares
Issued	3,365,268	7,341,103
Redeemed	(2,031,023)	(475,168)

Total Increase in Institutional Class Shares	1,334,245	6,865,935

Net Increase in Shares Outstanding	9,423,963	27,060,820

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations:
Net Investment Loss	$(340,042)	$(798,429)
Net Realized Gain (Loss) on Investments	(57,675,780)	8,806,751
Net Realized Gain (Loss) on Equity Swaps	(11,987,427)	4,890,129
Net Realized Loss on Foreign Currency Transactions	(269,798)	(171,532)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Equity Swaps and Written Options	(44,720,012)	25,300,733
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	49,817	(72,477)

Net Increase (Decrease) in Net Assets Resulting from Operations	(114,943,242)	37,955,175

Dividends and Distributions:
Net Investment Income	—	(115,103)
Realized Gains	(9,527,133)	(1,599,180)

Total Dividends and Distributions	(9,527,133)	(1,714,283)

Capital Share Transactions:
Issued	106,065,362	356,510,812
Reinvestment of Dividends	9,248,515	1,712,553
Redemption Fees — Note 2	541,711	277,200
Redeemed	(178,213,924)	(34,122,121)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(62,358,336)	324,378,444

Total Increase (Decrease) in Net Assets	(186,828,711)	360,619,336

Net Assets:
Beginning of period	390,335,075	29,715,739

End of period (including distributions in excess of and undistributed net investment income of ($261,511) and $78,531, respectively)	$203,506,364	$390,335,075

Share Transactions:
Issued	7,668,144	23,584,205
Reinvestment of Dividends	903,175	132,204
Redeemed	(14,236,696)	(2,407,559)

Net Increase (Decrease) in Shares Outstanding	(5,665,377)	21,308,850

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID 30 FUND

STATEMENTS OF CHANGES IN NET ASSETS

May 31, 2011* to October 31, 2011
Operations:
Net Investment Loss	$(3,002)
Net Realized Loss on Investments	(137,649)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(111,481)

Net Decrease in Net Assets Resulting from Operations	(252,132)

Capital Share Transactions:
Issued	1,809,759
Redeemed	(187,809)

Net Increase in Net Assets from Capital Share Transactions	1,621,950

Total Increase in Net Assets	1,369,818
Net Assets:
Beginning of period	—

End of period (including accumulated net investment loss of ($3,002))	$1,369,818

Share Transactions:
Issued	186,226
Redeemed	(23,368)

Net Increase in Shares Outstanding	162,858

* Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2011		Year Ended April 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.38		$16.31	$11.43	$18.65	$20.97	$18.98
Income (Loss) from Operations:
Net Investment Income(1)	0.04		0.07	0.13	0.11	0.03	0.09
Net Realized and Unrealized Gain (Loss)	(3.24)		4.18	4.77	(7.04)	(1.45)	2.25

Total from Operations	(3.20)		4.25	4.90	(6.93)	(1.42)	2.34

Dividends and Distributions:
Net Investment Income	—		(0.18)	(0.02)	(0.09)	(0.06)	(0.09)
Net Realized Gain	—		—	—	(0.20)	(0.84)	(0.26)

Total Dividends and Distributions	—		(0.18)	(0.02)	(0.29)	(0.90)	(0.35)
Net Asset Value, End of Period	$17.18		$20.38	$16.31	$11.43	$18.65	$20.97

Total Return†	(15.70)%		26.19%	42.89%	(37.05)%	(6.90)%	12.37%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$972,916		$1,279,183	$811,337	$634,969	$1,085,391	$1,676,270
Ratio of Expenses to Average Net Assets	1.20	%*	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.31	%*	1.33%	1.35%	1.35%	1.31%	1.29%
Ratio of Net Investment Income to Average Net Assets	0.49	%*	0.36%	0.91%	0.83%	0.16%	0.48%
Portfolio Turnover Rate	33	%**	63%	78%	131%	67%	59%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended October 31, 2011		Year Ended April 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.40		$16.32	$11.43	$18.68	$21.00	$18.99
Income (Loss) from Operations:
Net Investment Income(1)	0.06		0.11	0.17	0.14	0.08	0.15
Net Realized and Unrealized Gain (Loss)	(3.24)		4.19	4.78	(7.07)	(1.44)	2.25

Total from Operations	(3.18)		4.30	4.95	(6.93)	(1.36)	2.40

Dividends and Distributions:
Net Investment Income	—		(0.22)	(0.06)	(0.12)	(0.12)	(0.13)
Net Realized Gain	—		—	—	(0.20)	(0.84)	(0.26)

Total Dividends and Distributions	—		(0.22)	(0.06)	(0.32)	(0.96)	(0.39)

Net Asset Value, End of Period	$17.22		$20.40	$16.32	$11.43	$18.68	$21.00

Total Return†	(15.59)%		26.53%	43.29%	(36.94)%	(6.60)%	12.67%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$352,801		$378,342	$332,988	$234,117	$798,469	$965,942
Ratio of Expenses to Average Net Assets	0.95	%*	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.06	%*	1.08%	1.10%	1.08%	1.05%	1.03%
Ratio of Net Investment Income to Average Net Assets	0.69	%*	0.66%	1.15%	0.99%	0.40%	0.76%
Portfolio Turnover Rate	33	%**	63%	78%	131%	67%	59%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Six Months Ended October 31, 2011		Year Ended April 30,
	(Unaudited)		2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$21.63		$17.32	$12.11	$25.85		$26.27	$26.05
Income (Loss) from Operations:
Net Investment Income(1)	0.16		0.20	0.22	0.16		0.15	0.23
Net Realized and Unrealized Gain (Loss)	(3.51)		4.32	4.99	(12.44)		1.73	3.50

Total from Operations	(3.35)		4.52	5.21	(12.28)		1.88	3.73

Dividends and Distributions:
Net Investment Income	—		(0.21)	—	(0.14)		(0.20)	(0.16)
Net Realized Gain	—		—	—	(1.31)		(2.10)	(3.40)
Return of Capital	—		—	—	(0.01)		—	—

Total Dividends and Distributions	—		(0.21)	—	(1.46)		(2.30)	(3.56)

Redemption Fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.05

Net Asset Value, End of Period	$18.28		$21.63	$17.32	$12.11		$25.85	$26.27

Total Return†	(15.49	)%‡	26.27%‡	43.02%‡	(47.44	)%‡	6.85%	15.61%‡

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$29,537		$38,356	$25,517	$18,710		$43,609	$39,631
Ratio of Expenses to Average Net Assets	1.30	%*	1.30%	1.30%	1.38	%(3)	1.50%	1.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.63	%*	1.68%	1.75%	1.65%		1.52%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.61	%*	1.11%	1.39%	1.00%		0.56%	0.91%
Portfolio Turnover Rate	29	%**	69%	86%	161%		114%	92%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had the Adviser not waived a portion of its fee.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The expense ratio includes fees paid indirectly. Had these been excluded the ratio would have been 1.39%.

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2011		Year Ended April 30,
	(Unaudited)		2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$19.76		$15.03	$9.59	$13.53		$16.43	$14.86
Income (Loss) from Operations:
Net Investment Loss(1)	(0.05)		(0.07)	(0.06)	(0.05)		(0.06)	(0.11)
Net Realized and Unrealized Gain (Loss)	(2.52)		4.79	5.50	(3.89)		(2.15)	1.97

Total from Operations	(2.57)		4.72	5.44	(3.94)		(2.21)	1.86

Dividends and Distributions:
Net Investment Income	—		—	—	—		—	—
Net Realized Gain	—		—	—	—		(0.69)	(0.29)

Total Dividends and Distributions	—		—	—	—		(0.69)	(0.29)

Redemption Fees	0.00	(2)	0.01	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Period	$17.19		$19.76	$15.03	$9.59		$13.53	$16.34

Total Return†	(13.01	)%‡	31.47%‡	56.73%‡	(29.12	)%‡	(13.55)%	12.63%‡

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$626,367		$559,940	$122,384	$39,194		$68,935	$72,130
Ratio of Expenses to Average Net Assets	1.25	%*	1.25%	1.24%	1.32	%(3)	1.43%	1.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.37	%*	1.43%	1.60%	1.58%		1.46%	1.55%
Ratio of Net Investment Loss to Average Net Assets	(0.53	)%*	(0.44)%	(0.52)%	(0.42)%		(0.42)%	(0.72)%
Portfolio Turnover Rate	34	%**	85%	99%	103%		124%	81%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Total return would have been lower had the Adviser not waived a portion of its fee.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The expense ratio includes fees paid indirectly. Had these been excluded the ratio would have been 1.34%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended October 31, 2011		Year Ended April 30,		October 31, 2008* to April 30, 2009
	(Unaudited)		2011	2010
Net Asset Value, Beginning of Period	$19.86		$15.08	$9.60	$9.60
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.03)		(0.07)	(0.07)	0.01
Net Realized and Unrealized Gain (Loss)	(2.54)		4.85	5.55	(0.01)

Total from Operations	(2.57)		4.78	5.48	—

Redemption Fees	0.01		— (2)	— (2)	—

Net Asset Value, End of Period	$17.30		$19.86	$15.08	$9.60

Total Return†	(12.89)%		31.70%	57.08%	0.00%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$151,526		$147,410	$8,388	$656
Ratio of Expenses to Average Net Assets	1.05	%**	1.05%	1.05%	1.05	%**(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.17	%**	1.23%	1.42%	1.66	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.32	)%**	(0.38)%	(0.49)%	0.12	%**
Portfolio Turnover Rate	34	%***	85%	99%	103	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The expense ratio includes fees paid indirectly. Had these been excluded the ratio would have been 1.10%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Six Months Ended October 31, 2011		Year Ended April 30,			August 31, 2007* to April 30,
	(Unaudited)		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.25		$10.93	$6.24	$10.77	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	(0.02)		(0.12)	(0.01)	0.02	(0.03)
Net Realized and Unrealized Gain (Loss)	(4.62)		5.89	4.70	(4.42)	0.81

Total from Operations	(4.64)		5.77	4.69	(4.40)	0.78

Dividends and Distributions:
Net Investment Income	—		(0.03)	—	—	(0.01)
Net Realized Gain	(0.55)		(0.46)	—	(0.14)	—
Return of Capital	—		—	—	— (2)	—

Total Dividends and Distributions	(0.55)		(0.49)	—	(0.14)	(0.01)

Redemption Fees	0.02		0.04	0.00 (2)	0.01	0.00	(2)

Net Asset Value, End of Period	$11.08		$16.25	$10.93	$6.24	$10.77

Total Return†	(28.18)%		54.32%‡	75.16%	(40.52)%	7.83%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$203,506		$390,335	$29,716	$16,620	$21,921
Ratio of Expenses to Average Net Assets	1.35	%**	1.36%	1.50%	1.50%	1.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.40	%**	1.45%	1.71%	1.70%	2.23	%**
Ratio of Net Investment Income to Average Net Assets	(0.23	)%**	(0.89)%	(0.14)%	0.25%	(0.46	)%**
Portfolio Turnover Rate	94	%***	128%	205%	296%	184	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID 30 FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	May 31, 2011* to October 31, 2011 (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	(0.02)
Net Realized and Unrealized Loss	(1.57)

Total from Operations	(1.59)

Net Asset Value, End of Period	$8.41

Total Return†	(15.90)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,370
Ratio of Expenses to Average Net Assets	1.35	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	10.82	%**
Ratio of Net Investment Income to Average Net Assets	(0.55	)%**
Portfolio Turnover Rate	52	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee and reimbursed other operating expenses. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund and Cambiar SMID 30 Fund (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds, except for the Cambiar Aggressive Value Fund which is considered to be non-diversified. Each of the Funds seeks total return and capital preservation, except for the SMID 30 Fund, which seeks long-term capital preservation and the Aggressive Value Fund, which seeks long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Cambiar SMID 30 Fund commenced operations on May 31, 2011.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

As of October 31, 2011, the total market value of securities held in the Cambiar International Equity Fund, valued in accordance with fair value procedures was, $14,445,627 or 48.9% of net assets.

The Cambiar International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund shall value all securities held in the corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets,

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended October 31, 2011, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

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Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options — The Funds may utilize longer term options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

As of October 31, 2011, none of the Funds had open positions in written options.

Swap Contracts — The Funds are authorized to enter into various contracts, including contracts for difference (“CFD’s”) and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. CFD’s are effectively total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive

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or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have entered into.

Entering into swap contracts involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of October 31, 2011, the Opportunity Fund and Aggressive Value Funds have entered into swap contracts as shown on the Schedules of Investments.

By using swap agreements, the Funds are exposed to additional risks concerning the counterparty. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of October 31, 2011, the Funds’ swap agreements were with two counterparty’s.

Expenses — Expenses of the Trust can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

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Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Offering Costs — The Cambiar SMID 30 Fund’s offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception. As of October 31, 2011, $16,631 remained to be amortized.

Redemption Fees — The Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund and SMID 30 Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the six months ended October 31, 2011, the Funds retained fees of $955, $136,693, $541,711 and $0, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders.

3. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.08% of the first $500 million, 0.06% of the next $500 million, 0.045% of the next $2 billion and 0.035% of any amount above $3 billion of the Funds’ average daily net assets, subject to a minimum fee of $50,000 per Fund plus $10,000 for each class of shares, not including the first class, of any Fund.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets of the Investor Class are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

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DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the six months ended October 31, 2011, the Cambiar Opportunity, Cambiar International Equity, Cambiar Small Cap, Cambiar Aggressive Value and SMID 30 Funds earned credits of $651, $11, $261, $158 and $0, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity Fund at a fee calculated at an annual rate of 1.00% of the first $500 million, 0.90% of assets between $500 million and $2.5 billion and 0.75% of amounts above $2.5 billion of the Fund’s average daily net assets. Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar International Equity, the Cambiar Small Cap, the Cambiar Aggressive Value and the Cambiar SMID 30 Funds at an annual rate of 1.05%, 1.05%, 1.00% and 1.05%, respectively, of each Fund’s average daily net assets.

Prior to September 1, 2010, the Adviser had voluntarily agreed to waive a portion of its advisory fees and to assume expenses, which were calculated based on each Funds average daily net assets, in order to keep the total operating expenses of each Fund from exceeding certain voluntary expense limitations. Accordingly, the voluntary expense limitations for each Fund were as follows:

Voluntary Expense Limitations
Opportunity Fund, Investor Class	1.20%
Opportunity Fund, Institutional Class	0.95%
International Equity Fund, Investor Class	1.30%
Small Cap Fund, Investor Class	1.30%
Small Cap Fund, Institutional Class	1.05%
Aggressive Value Fund, Investor Class	1.50%

Effective September 1, 2011 the Adviser has contractually agreed, through September 1, 2012, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Fund’s average daily net assets, in order to keep

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the total operating expenses of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Opportunity Fund, Investor Class	1.20%
Opportunity Fund, Institutional Class	0.95%
International Equity Fund, Investor Class	1.30%
Small Cap Fund, Investor Class	1.30%
Small Cap Fund, Institutional Class	1.05%
Aggressive Value Fund, Investor Class	1.35%
SMID 30 Fund, Investor Class	1.35%

5. Investment Transactions:

For the six-month period ended October 31, 2011, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Opportunity Fund	$477,823,362	$607,285,366
International Equity Fund	9,162,752	11,396,395
Small Cap Fund	380,420,527	233,814,872
Aggressive Value Fund	206,756,350	298,472,298
SMID 30 Fund*	2,195,740	656,699

*	From May 31, 2011 thru October 31, 2011

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions, investments in master limited partnerships, investments in contracts for differences, reclassification of distributions and certain net operating losses which, for tax purposes, are not available to offset future income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

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The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Opportunity Fund
2011	$11,349,315	$—	$—	$11,349,315
2010	2,219,152	—	—	2,219,152
International Equity Fund
2011	327,643	—	—	327,643
2010	—	—	—	—
Small Cap Fund
2011	—	—	—	—
2010	—	—	—	—
Aggressive Value Fund
2011	1,402,723	311,560	—	1,714,283
2010	—	—	—	—

As of April 30, 2011, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar International Equity Fund	Cambiar Small Cap Fund	Cambiar Aggressive Value Fund
Undistributed Ordinary Income	$7,543,895	$290,127	$17,435,300	$8,959,008
Undistributed Long-Term Capital Gain	—	—	8,134,941	565,976
Capital Loss Carryforwards	(296,758,698)	(5,795,518)	—	—
Net Unrealized Appreciation	333,923,995	7,424,207	80,327,813	30,407,530
Other Temporary Differences	—	(7,968)	—	—

Total Distributable Earnings	$44,709,192	$1,910,848	$105,898,054	$39,932,514

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of April 30, 2011, the following Funds had capital loss carryforwards:

	Expires 2016	Expires 2017	Expires 2018	Total Capital Loss Carryforwards
Cambiar Opportunity Fund	$—	$54,748,449	$242,010,249	$296,758,698
Cambiar International Equity Fund	—	5,795,518	—	5,795,518

Post-October losses represent losses realized on investment transactions from November 1, 2010 through April 30, 2011 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

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During the year ended April 30, 2011, the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund and Cambiar Aggressive Value Fund utilized $136,663,738, $2,333,125, $11,310,964 and $1,489,734, respectively, of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at October 31, 2011, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Opportunity Fund	$1,124,974,013	$216,491,756	$(64,399,587)	$152,092,169
International Equity Fund	27,695,260	2,998,935	(1,189,610)	1,809,325
Small Cap Fund	757,953,189	60,083,913	(49,874,230)	10,209,683
Aggressive Value Fund	222,050,558	17,339,635	(29,759,066)	(12,419,431)
SMID 30 Fund	1,475,290	56,780	(168,261)	(111,481)

7. Risks:

At October 31, 2011, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental super-vision and regulation of foreign securities markets and the possibility of political or economic instability.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, can-not be established; however, based on experience, the risk of loss from such claims is considered remote.

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8. Other:

At October 31, 2011, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Cambiar Opportunity Fund, Investor Class	3	72%
Cambiar Opportunity Fund, Institutional Class	1	63%
Cambiar International Equity Fund	1	27%
Cambiar Small Cap Fund, Investor Class	4	73%
Cambiar Small Cap Fund, Institutional Class	4	63%
Cambiar Aggressive Value Fund	2	61%
Cambiar SMID 30 Fund	2	94%

9. Recent Accounting Pronouncement:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s cost in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class
Actual Fund Return	$1,000.00	$843.00	1.20%	$5.57
Hypothetical 5% Return	$1,000.00	$1,019.16	1.20%	$6.11
Cambiar Opportunity Fund — Institutional Class
Actual Fund Return	$1,000.00	$844.10	0.95%	$4.42
Hypothetical 5% Return	$1,000.00	$1,020.41	0.95%	$4.84
Cambiar International Equity Fund
Actual Fund Return	$1,000.00	$845.10	1.30%	$6.05
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$6.61
Cambiar Small Cap Fund — Investor Class
Actual Fund Return	$1,000.00	$869.90	1.25%	$5.89
Hypothetical 5% Return	$1,000.00	$1,018.90	1.25%	$6.36
Cambiar Small Cap Fund — Institutional Class
Actual Fund Return	$1,000.00	$871.10	1.05%	$4.95
Hypothetical 5% Return	$1,000.00	$1,019.91	1.05%	$5.35
Cambiar Aggressive Value Fund
Actual Fund Return	$1,000.00	$718.20	1.35%	$5.85
Hypothetical 5% Return	$1,000.00	$1,018.40	1.35%	$6.87

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

	Beginning Account Value 5/31/11†	Ending Account Value 10/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar SMID 30 Fund
Actual Fund Return	$1,000.00	$841.00	1.35%	$5.21
Hypothetical 5% Return	$1,000.00	$1,015.30	1.35%	$5.70

†	Commenced operations.
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 153/365.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement for the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund and Cambiar SMID 30 Fund. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at its May 17-18, 2011 meeting, the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) considered 1) the re-approval of the existing advisory agreement between the Adviser and the Trust, on behalf of the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Small Cap Fund and the Cambiar Aggressive Value Fund (the “Existing Funds”) and 2) the approval of an advisory agreement between the Adviser and the Trust, on behalf of the Cambiar Smid 30 Fund (the “New Fund”) (the Existing Funds and the New Fund collectively referred to as the “Funds”) for an initial two-year term (each an “Advisory Agreement” and, collectively, the “Advisory Agreements”). The Advisory Agreements, after their initial two-year term must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreements for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreements for an additional year.

Prior to this year’s meeting held on May 17-18, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Existing Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Existing Funds; (iv) the extent to which economies of scale would be realized as the Existing Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Existing Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreements. Among other

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things, the representatives provided an overview of the Adviser, including its history, ownership structure, assets under management, personnel, approach to risk management, investment approach, execution quality and soft dollar policies, and business plan. In addition, the representatives discussed the use of derivatives with respect to each Existing Fund’s investment strategy. The representatives then provided an overview of the New Fund, including the New Fund’s proposed objective and strategy, the Adviser’s rationale for introducing the New Fund and the potential benefits that the New Fund may offer. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement for the New Fund and the re-approval of the Advisory Agreement for the Existing Funds, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent, and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided currently by the Adviser to the Existing Funds and to be provided by the Adviser to the New Fund, the Board reviewed the portfolio management services provided by the Adviser. Among other things, the Board considered the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided or to be provided to the each respective Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Existing Funds by the Adviser and to be provided to the New Fund by the Adviser.

Investment Performance of the Funds and the Adviser

Because the New Fund is new, no performance information relating to the New Fund was available for consideration. With respect to the Existing Funds, the Board, using

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written materials provided prior to and at the meeting, considered the performance of each strategy to various benchmark indices. The Board was provided with information regarding each Existing Fund’s performance since the Advisory Agreement was last renewed as well as information regarding each Existing Fund’s performance since its inception. The Board also compared each Existing Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Existing Funds, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. The Board noted that each Existing Fund had generally outperformed, and during recent periods had significantly outperformed, its respective benchmark. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Existing Funds.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed, among other things, a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Existing Funds, as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the New Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratios and advisory fees paid by the Existing Funds and the expense ratio and the proposed advisory fee to be paid by the New Fund to those paid by other comparable mutual funds and noted that the Existing Funds’ total fees and expenses, and the New Fund’s anticipated total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered and to be rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were realized for the Existing Funds during the current contract period, but did not conclude that such economies of scale had yet been achieved. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the New Fund, the Board did not make any conclusions regarding the Adviser’s profitability in managing the New Fund. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the New Fund grow. In this regard, during future considerations of the Advisory Agreement for the New Fund, the Board will consider whether any

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreements are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Existing Funds and will provide to the New Fund; and (d) agreed to renew the Advisory Agreement for another year and approve the Advisory Agreement for the New Fund for an initial term of two years.

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

2401 E. Second Avenue

Suite 400

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-1000

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: January 5, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer,
Controller & CFO

Date: January 5, 2012